OTHER RESERVES (Details) - Schedule of Foreign Currency Translation Reserve - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
Foreign currency translation reserve
At 1 January	£ (116)	£ (116)
Income statement transfers	0	0	£ 0
At 31 December	(135)	(116)	(116)
The Group | Reserve of change in value of foreign currency basis spreads
Foreign currency translation reserve
At 1 January	(116)	(116)	(114)
Currency translation differences arising in the year	(19)	0	(2)
Income statement transfers	0	0	0
At 31 December	(135)	(116)	(116)
The Bank
Foreign currency translation reserve
At 1 January	1	0
Income statement transfers	0	0	0
At 31 December	(1)	1	0
The Bank | Reserve of change in value of foreign currency basis spreads
Foreign currency translation reserve
At 1 January	1	0	(6)
Currency translation differences arising in the year	(2)	1	6
Income statement transfers	0	0	0
At 31 December	£ (1)	£ 1	£ 0